SHARE CAPITAL	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Share Capital	SHARE CAPITALThe Company had an issued share capital at June 30, 2021 of $5.4 million divided into 54,110,584 ordinary shares (December 31, 2020: $5.4 million divided into 54,110,584 ordinary shares) of $0.10 par value.ADDITIONAL PAID IN CAPITALIn June 2021, the Company reversed the previously recognized compensation cost of 30,000 share options due to forfeitures of these awards due to personnel leaving, three months after the requisite service period ended, pursuant to the Company's share option award policy.